4. Debt (Details Narrative) (Convertible Notes Payable) - USD ($)						1 Months Ended														8 Months Ended	9 Months Ended		12 Months Ended
	Jun. 09, 2017	May 03, 2017	Apr. 05, 2017	Mar. 14, 2017	Feb. 07, 2017	Oct. 25, 2017	Oct. 16, 2017	Sep. 27, 2017	Sep. 20, 2017	Aug. 25, 2017	Aug. 24, 2017	Nov. 30, 2016	Aug. 30, 2016	Jun. 30, 2016	May 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Oct. 31, 2015	Sep. 30, 2015	Sep. 14, 2017	Sep. 30, 2017	Sep. 26, 2017	Dec. 31, 2016	Nov. 01, 2017	Aug. 15, 2017	Jun. 28, 2017	Jun. 15, 2017	May 22, 2017	Apr. 18, 2017	Dec. 28, 2016	Dec. 06, 2016	Oct. 04, 2016	Sep. 30, 2016	Sep. 15, 2016	Aug. 31, 2016	Aug. 29, 2016	Aug. 26, 2016	Aug. 19, 2016	Aug. 05, 2016	Jul. 18, 2016	Jun. 24, 2016	May 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2014
Principal amount																		$ 400,000																									$ 400,000
Interest rate																		18.00%																									18.00%
Maturity date																		Mar. 31, 2016
Purchase prise of shares																	$ 0.38
Common stock shares outstanding																					146,016,834		111,438,236																					66,600,367
Subsequent Event [Member]
Common stock issued																								959,914
UPT Minority Owner [Member]
Minority interest																							5.00%
Convertible Notes Payable [Member]
Principal amount																	$ 54,650						$ 50,000							$ 47,500	$ 150,000				$ 400,000	$ 120,600									$ 110,000
Accrued interest												$ 10,000	$ 4,243
Interest rate																															5.00%				3.00%
Note payable																															$ 85,000
Legal expenses																							10,000
Convertible notes payable borrowing																							$ 6,500,000										$ 125,000
Maturity date	Aug. 10, 2017				Sep. 07, 2017							Jun. 09, 2017					Feb. 26, 2017		Sep. 15, 2017
Convertible notes payable share price																							$ 0.12							$ 0.06					$ 0.025
Percentage of convertible notes payable																							70.00%							125.00%			50.00%		150.00%
Note receivable																																												$ 240,350
Warrant issued to purchase common stock																							500,000
Exercise price																																			$ 0.06
Loss on extinguishment																							$ 34,673
Number of trading days												20 days											20 days
Converted common stock													4,313,339								1,000,000					510,000	1,100,000	500,000	1,132,000
Inducement shares issued of restricted common stock					200,000							350,000
Proceeeds from converted common stock													$ 54,650													$ 25,500	$ 55,000	$ 35,000	$ 28,300
Interest fees																																		$ 3,114			$ 4,119
Outstanding balance																																					$ 152,945
Increased share reserve																																						48,000,000		18,572,365
Common stock issued																							1,000,000												4,000,000					7,000,000
Settlement agreement																																$ 42,210
Purchase prise of shares																																			$ 0.05
Percentage of maximum aggregate number of shares issued																							300.00%
Convertible note conversion description

The Notes may be prepaid in whole or in part by the Company at a 115% premium if within 120 days of the issue date or 125% after 120 days of the issue date. The Notes are convertible into common stock at a 30% discount to the lowest trading price for the ten trading days immediately prior to the delivery of a conversion notice, provided that the conversion price will not be less than $0.06 per share

Reverse stock split																					1:15
Total due amount					$ 115,000
Event of default, description					In the event of default, the outstanding balance will increase by 25% and a daily penalty of $100 will accrue until the default is remedied
Shares reserved for future conversions, description					Shares reserved for future conversions must equal to at least 100% of the full number of shares of common stock issuable upon conversion of all outstanding amounts under this note
Convertible Notes Payable [Member] | June 10 to August 16, 2016 [Member]
Converted common stock													6,495,516
Proceeeds from converted common stock													$ 240,350
Convertible Notes Payable [Member] | Minimum [Member]
Convertible notes payable share price	$ 0.05
Convertible Notes Payable [Member] | Maximum [Member]
Convertible notes payable share price	$ 0.07
Convertible Notes Payable [Member] | Bellridge Capital LLCMember
Principal amount		$ 100,000		$ 78,750
Accrued interest		$ 1,863
Interest rate				5.00%
Maturity date				Mar. 14, 2018
Conversion of note payable into common stock		941,867
Common stock issued				200,000
Debt conversion converted instrument, shares issued																				1,382,889		434,836
Convertible note conversion description

The Note may be prepaid in whole or in part at a 115% premium if within 120 days of the issue date or 125% after 120 days of the issue date. The Note is convertible into common stock at a 30% discount to the lowest trading price for the ten trading days immediately prior to the delivery of a conversion notice, provided that the conversion price will not be less than $0.06 per share.

																					After 180 days the conversion floor of $0.06 expired
Common stock shares outstanding		17,226
Test Vehicle Financing [Member]
Interest rate																																														5.99%
Restricted common stock																																									143,187
April Convertible Note [Member]
Maturity date			Nov. 05, 2017
Convertible notes payable share price			$ 0.10
Inducement shares issued of restricted common stock			300,000
Proceeeds from converted common stock			$ 150,000
Total due amount			$ 165,000
Event of default, description			In the event of default, the outstanding balance will increase by 25% and a daily penalty of $100 will accrue until the default is remedied
Shares reserved for future conversions, description			Shares reserved for future conversions must equal to at least 100% of the full number of shares of common stock issuable upon conversion of all outstanding amounts under this note
April Convertible Note [Member] | Subsequent Event [Member]
Maturity date							Dec. 31, 2017
Convertible notes payable share price							$ 0.05
Debt conversion converted instrument, shares issued						500,000
Debt conversion converted amount						$ 25,000
April Convertible Note [Member] | Restricted Stock [Member]
Original issue discount			$ 15,000
Convertible Notes Payable One [Member]
Principal amount												$ 100,000		$ 50,000	$ 50,000	$ 75,000	$ 48,800		$ 250,000																				$ 21,075			$ 141,102
Accrued interest																$ 16,667
Interest rate														1425600.00%	1425600.00%	22.00%			10.00%																				22.00%			12.00%		10.00%
Convertible notes payable borrowing																			$ 75,000																									$ 248,800	$ 50,000
Maturity date															Sep. 15, 2017
Convertible notes payable share price												$ 0.07					$ 0.12		$ 0.305
Percentage of convertible notes payable												25.00%					70.00%		65.00%
Conversion of note payable into common stock														649,450	649,450	467,740
Note receivable																$ 125,000																										$ 120,600		200,000
Original issue discount																$ 15,500	$ 5,850																											20,350
Distributed to lender's legal counsel																																												20,000
Debt discount																																												$ 40,350
Warrant issued to purchase common stock																	500,000
Common stock in escrow as collateral																	13,291,667
Sale of securities																																										$ 500,000
Loss on extinguishment																							$ 140,258
Converted common stock												350,000	1,953,125
Proceeeds from converted common stock													$ 25,000
Percentage of unpaid principal balance												$ 0.65				$ 0.65																										$ 0.60
Outstanding balance																																							$ 161,575
Extension fees received																																							15,000
Converted principal amount into common shares																																							$ 10,000
Convertible Notes Payable One [Member] | Bellridge Capital LLCMember
Principal amount		$ 50,000
Accrued interest		$ 781
Conversion of note payable into common stock		469,559
Common stock issued		1,411,426
Common stock shares outstanding		7,219
Convertible Notes Payable One [Member] | Tranche One [Member]
Percentage of convertible notes payable																	125.00%
Warrant issued to purchase common stock in two tranches																	250,000
Exercise price																	$ 0.175
Exercise price of newly issued notes																	$ 0.168
Convertible Notes Payable One [Member] | Tranche Two [Member]
Percentage of convertible notes payable																	150.00%
Warrant issued to purchase common stock in two tranches																	250,000
Exercise price																	$ 0.21
Exercise price of newly issued notes																	$ 0.140
Convertible Notes Member [Member] | February 7, 2017 note [Member]
Principal amount					$ 100,000
Maturity date											Sep. 30, 2017
Convertible notes payable share price					$ 0.08						$ 0.05
Percentage of convertible notes payable					25.00%
Original issue discount					$ 10,000
Debt conversion converted instrument, shares issued								816,000	1,450,000
Debt conversion converted amount								$ 25,000	$ 72,500
Convertible Notes Member [Member] | February 7, 2017 note [Member] | Securities Purchase Agreement [Member}
Common stock issued																									186,643
Convertible Notes Member [Member] | Lucas Hoppel [Member] | February 7, 2017 note [Member] | Securities Purchase Agreement [Member}
Common stock issued																									186,643
August Convertible Note [Member}
Maturity date										Mar. 25, 2018
Convertible notes payable share price										$ 0.05
Inducement shares issued of restricted common stock										300,000
Proceeeds from converted common stock										$ 150,000
Total due amount										$ 165,000
Event of default, description										In the event of default, the outstanding balance will increase by 25% and a daily penalty of $100 will accrue until the default is remedied
August Convertible Note [Member} | Restricted Stock [Member]
Original issue discount										$ 15,000
Warrants [Member]
Percentage of convertible notes prepayment penalties																	115.00%
Warrant One [Member]
Percentage of convertible notes prepayment penalties																	120.00%
Warrant Two [Member]
Percentage of convertible notes prepayment penalties																	125.00%
Warrant Three [Member]
Percentage of convertible notes prepayment penalties																	130.00%